UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Money Market Fund

March 31, 2019

MIS-QTLY-0519
1.814634.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.0%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.72% 4/5/19, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.7% 4/5/19, VRDN (a)(b)	700,000	700,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.82% 4/5/19, VRDN (a)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.79% 4/5/19, VRDN (a)	700,000	700,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.68% 4/5/19, VRDN (a)	200,000	200,000
Series 2010 B1, 1.68% 4/5/19, VRDN (a)	200,000	200,000
		400,000
Michigan - 45.5%
Central Michigan Univ. Rev. Series 2008 A, 1.58% 4/5/19, LOC JPMorgan Chase Bank, VRDN(a)	5,905,000	5,905,000
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.53% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)	14,425,000	14,425,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.48% 4/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,840,000	13,840,000
Michigan Bldg. Auth. Rev. Series 2007 1, 1.6% 4/5/19, LOC Citibank NA, VRDN (a)	1,165,000	1,165,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 1.61% 4/5/19, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 1.5% 4/5/19, VRDN (a)	8,600,000	8,600,000
Michigan State Univ. Revs. Series 2000 A, 1.58% 4/5/19 (Liquidity Facility Northern Trust Co.), VRDN (a)	8,295,000	8,295,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.49% 4/1/19, VRDN (a)	14,360,000	14,360,000
(Consumers Energy Co. Proj.) 1.53% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	15,400,000	15,400,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.5% 4/1/19, LOC Comerica Bank, VRDN (a)	14,350,000	14,350,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.54% 4/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	14,700,000	14,700,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 1.5% 4/5/19, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	20,375,000	20,375,000
		132,915,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.72% 4/5/19, VRDN (a)(b)	600,000	600,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.7% 4/5/19, VRDN (a)(b)	200,000	200,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 4/5/19, VRDN (a)(b)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $137,515,000)		137,515,000

Tender Option Bond - 35.2%
California - 0.7%
Dignity Health Participating VRDN Series DBE 80 11, 1.7% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,900,000	1,900,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	280,000	280,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	900,000	900,000
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.63%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	600,000	600,000
Michigan - 32.8%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,100,000	6,100,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,000,000	10,000,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.54% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	800,000	800,000
Series Floaters XM 04 65, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,800,000	5,800,000
Series Floaters ZF 26 40, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,600,000	3,600,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.55% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
Series 16 XM0223, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	935,000	935,000
Series 16 ZM0166, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,500,000	8,500,000
Series RBC 2016 XM0132, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,165,000	13,165,000
Series XM 04 72, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,750,000	1,750,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,475,000	4,475,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 008, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,900,000	3,900,000
Series Floaters 017, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,400,000	1,400,000
Series Floaters 027, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700,000	2,700,000
Series ZF 06 55, 1.52% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500,000	3,500,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 1.56% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)(f)	1,915,000	1,915,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,089,000	3,089,000
Series 15 XF2205, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,300,000	5,300,000
Series Floaters ZF 05 90, 1.53% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,300,000	4,300,000
		96,024,000
Montana - 0.5%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,370,000	1,370,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	295,000	295,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	300,000	300,000
		595,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	500,000	500,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
		600,000
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	500,000	500,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.7%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $102,969,000)		102,969,000

Other Municipal Security - 11.3%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.95% tender 4/4/19, CP mode	200,000	200,000
Michigan - 10.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.75%, tender 10/25/19 (a)(g)	13,915,000	13,915,000
Michigan Bldg. Auth. Rev. Bonds Series 2013 A, 5% 4/15/19	2,765,000	2,768,317
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/19	6,750,000	6,801,641
Series 2015 A, 5% 5/15/19	1,000,000	1,003,659
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,090,000	1,091,066
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 8/15/19	3,300,000	3,337,016
Series 2015 A, 4% 8/15/19	1,000,000	1,007,463
Michigan Trunk Line Fund Rev. Bonds Series 2009, 5% 11/1/19	690,000	701,920
		30,626,082
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.85% tender 5/2/19, CP mode (b)	900,000	900,000
Series A1, 1.73% tender 4/2/19, CP mode (b)	800,000	800,000
		1,700,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.418%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	300,000	300,034
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.388%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	300,000	300,040
TOTAL OTHER MUNICIPAL SECURITY
(Cost $33,126,156)		33,126,156
	Shares	Value

Investment Company - 5.9%
Fidelity Municipal Cash Central Fund, 1.50% (h)(i)
(Cost $17,093,802)	17,092,849	17,093,802
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $290,703,958)		290,703,958
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,643,503
NET ASSETS - 100%		$292,347,461

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,945,000 or 1.7% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,915,000 or 0.7% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$280,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$900,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 12/7/18	$500,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$600,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$295,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 11/3/17	$1,370,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$300,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.7%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$104,039
Total	$104,039

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Money Market Fund

March 31, 2019

OFS-QTLY-0519
1.814643.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 40.0%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.72% 4/5/19, VRDN (a)(b)	$1,260,000	$1,260,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.72% 4/5/19, VRDN (a)(b)	400,000	400,000
Series 2002, 1.7% 4/5/19, VRDN (a)(b)	2,700,000	2,700,000
		3,100,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.62% 4/5/19, VRDN (a)(b)	500,000	500,000
Series 2003 B, 1.72% 4/5/19, VRDN (a)(b)	500,000	500,000
		1,000,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.82% 4/5/19, VRDN (a)	200,000	200,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.79% 4/5/19, VRDN (a)	700,000	700,000
		900,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.68% 4/5/19, VRDN (a)	300,000	300,000
Series 2010 B1, 1.68% 4/5/19, VRDN (a)	100,000	100,000
		400,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.72% 4/5/19, VRDN (a)(b)	700,000	700,000
Nevada - 0.0%
Washoe County Gas Facilities Rev. Series 2016 E, 1.61% 4/5/19, VRDN (a)(b)	100,000	100,000
Ohio - 36.9%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.5% 4/5/19, VRDN (a)	21,500,000	21,499,995
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.57% 4/5/19, LOC Northern Trust Co., VRDN (a)	13,665,000	13,665,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.66% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	905,000	905,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 1.53% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,000,000	3,000,000
Series 2016 G, 1.53% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,690,000	13,690,000
Series 2016 H, 1.53% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,715,000	15,715,000
Series 2016 I, 1.53% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.545% 4/5/19, VRDN (a)	2,600,000	2,600,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)(b)	14,000,000	14,000,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) 1.55% 4/5/19, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,385,000	8,385,000
FNMA Franklin County Multi-family Rev. Series 2002, 1.55% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	4,950,000	4,950,000
		101,859,995
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. Series A, 1.69% 4/5/19, VRDN (a)(b)	100,000	100,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 4/5/19, VRDN (a)(b)	900,000	900,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.59% 4/5/19, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $110,419,995)		110,419,995

Tender Option Bond - 30.4%
California - 0.8%
Dignity Health Participating VRDN Series DBE 80 11, 1.7% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,100,000	2,100,000
Ohio - 29.6%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.6% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,600,000	3,600,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.62% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,200,000	3,200,000
Forest Hills Local School District Participating VRDN Series Floaters G30, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada)(a)(c)(d)	2,300,000	2,300,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 1.54% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,670,000	2,670,000
Series 16 XL0004, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	800,000	800,000
Kettering Med. Ctr., Inc., Participating VRDN Series Floaters BAML 50 03, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,800,000	2,800,000
Lakewood City School District Bonds Series Solar 0067, 1.63%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,190,000	4,190,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000,000	3,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	6,420,000	6,420,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 131, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(f)	2,800,000	2,800,000
Series Floaters E 132, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,000,000	1,000,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750,000	3,750,000
Series Floaters ZF 06 70, 1.53% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	3,700,000	3,700,000
Series XG 00 69, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,500,000	2,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,800,000	2,800,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,500,000	3,500,000
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000,000	3,000,000
the Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 1.53% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,990,000	3,990,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 1.53% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
Series Floaters ZM 06 46, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,700,000	3,700,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.58% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,500,000	3,500,000
		81,790,000
TOTAL TENDER OPTION BOND
(Cost $83,890,000)		83,890,000

Other Municipal Security - 25.7%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.95% tender 4/4/19, CP mode	200,000	200,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.85% tender 5/2/19, CP mode (b)	1,200,000	1,200,000
Series A1, 1.73% tender 4/2/19, CP mode (b)	800,000	800,000
		2,000,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.418%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	300,000	300,034
Ohio - 24.8%
Allen County Hosp. Facilities Rev. Bonds Series 2010 B, 5% 9/1/19	2,000,000	2,025,097
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,002,608
Series 2018:
3% 8/15/19 (Ohio Gen. Oblig. Guaranteed)	1,400,000	1,405,184
3% 12/5/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,005,730
Avon Gen. Oblig. BAN:
Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,758,122
Series 2019, 3% 1/22/20	1,000,000	1,007,145
Batavia Ohio Local School District BAN Series 2018, 3% 9/1/19 (Ohio Gen. Oblig. Guaranteed)	1,875,000	1,881,721
Dublin City School District BAN Series 2018 B, 4.25% 4/1/19	3,000,000	3,000,000
Euclid Gen. Oblig. BAN Series 2018, 2.75% 5/2/19 (Ohio Gen. Oblig. Guaranteed)	1,001,000	1,001,625
Firelands Ohio Local School District BAN Series 2018, 3% 8/22/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,003,403
Forest Park Gen. Oblig. BAN Series 2018 B, 3% 5/29/19 (Ohio Gen. Oblig. Guaranteed)	1,095,000	1,096,892
Harrison Ohio BAN Series 2018, 3.5% 10/29/19 (Ohio Gen. Oblig. Guaranteed)	1,350,000	1,360,698
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,000,000	2,017,687
Indian Valley Loc School District BAN Series 2019, 2.5% 2/11/20	1,000,000	1,004,216
Kent Various Purp. Bond BAN Series 2018, 2.875% 8/21/19	1,000,000	1,003,719
Lake County Gen. Oblig. BAN Series 2019:
3% 1/16/20	1,000,000	1,007,000
3% 4/2/20 (h)	1,265,000	1,279,320
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.388%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	7,955,000	7,955,998
Licking County BAN Series 2018, 3% 5/9/19	2,100,000	2,102,143
Little Miami Local School District BAN Series 2019, 3% 11/21/19	1,000,000	1,006,306
Lorain BAN Series 2018, 3.5% 7/17/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,003,923
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,000,000	2,002,416
Mayfield Heights Gen. Oblig. BAN Series 2018, 2.5% 4/4/19 (Ohio Gen. Oblig. Guaranteed)	3,300,000	3,300,186
Miamisburg Gen. Oblig. BAN Series 2017, 3% 6/25/19 (Ohio Gen. Oblig. Guaranteed)	1,850,000	1,854,025
Newark Gen. Oblig. BAN Series 2019:
3% 4/2/20 (h)	1,125,000	1,134,664
4.25% 4/25/19	3,000,000	3,004,073
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	1,100,000	1,102,352
Oxford Gen. Oblig. BAN Series 2018, 3% 6/11/19 (Ohio Gen. Oblig. Guaranteed)	1,600,000	1,603,514
Perrysburg Gen. Oblig. BAN Series 2018:
3% 6/4/19	1,000,000	1,001,718
3% 10/24/19	2,085,000	2,094,204
Sandusky Gen. Oblig. BAN Series 2019, 3% 10/3/19	3,200,000	3,214,776
Seven Hills Gen. Oblig. BAN Series 2019, 3% 4/9/20 (h)	1,000,000	1,011,390
South-Western City School District Franklin & Pickway County BAN Series 2018, 3.125% 6/4/19	3,000,000	3,005,082
Southwest Local School District BAN Series 2018, 2.625% 11/13/19 (Ohio Gen. Oblig. Guaranteed)	1,500,000	1,504,312
Uhrichsville Recreational Facilities BAN Series 2018, 3% 6/26/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,754,656
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,004,641
Worthington City School District BAN Series 2018, 3% 4/15/19	3,000,000	3,001,090
Worthington Ohio BAN Series 2019, 3% 9/26/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,005,018
		68,526,654
TOTAL OTHER MUNICIPAL SECURITY
(Cost $71,026,688)		71,026,688
	Shares	Value

Investment Company - 4.7%
Fidelity Municipal Cash Central Fund, 1.50%(i)(j)
(Cost $12,859,739)	12,858,601	12,859,739
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $278,196,422)		278,196,422
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,301,971)
NET ASSETS - 100%		$275,894,451

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,620,000 or 4.9% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,800,000 or 1.0% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 1/3/18	$6,420,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/11/18 - 11/21/18	$3,700,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$58,008
Total	$58,008

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Money Market Fund

March 31, 2019

PFR-QTLY-0519
1.814638.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 28.5%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.72% 4/5/19, VRDN (a)(b)	$800,000	$800,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.72% 4/5/19, VRDN (a)(b)	200,000	200,000
Series 2002, 1.7% 4/5/19, VRDN (a)(b)	400,000	400,000
		600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.63% 4/5/19, VRDN (a)(b)	100,000	100,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.62% 4/5/19, VRDN (a)(b)	400,000	400,000
Series 2003 B, 1.72% 4/5/19, VRDN (a)(b)	200,000	200,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.59% 4/5/19, VRDN (a)	400,000	400,000
		1,000,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 1.82% 4/5/19, VRDN (a)	200,000	200,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1.79% 4/5/19, VRDN (a)	500,000	500,000
		700,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.65% 4/5/19, VRDN (a)(b)	400,000	400,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.68% 4/5/19, VRDN (a)	900,000	900,000
Series 2010 B1, 1.68% 4/5/19, VRDN (a)	100,000	100,000
		1,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.72% 4/5/19, VRDN (a)(b)	400,000	400,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.6% 4/5/19, VRDN (a)(b)	100,000	100,000
Series 2016 E, 1.61% 4/5/19, VRDN (a)(b)	100,000	100,000
		200,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.7% 4/5/19, VRDN (a)(b)	100,000	100,000
Pennsylvania - 25.5%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	200,000	200,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.52% 4/5/19, LOC PNC Bank NA, VRDN (a)(b)	4,120,000	4,120,000
Beaver County Indl. Dev. Auth. Series 2018 A, 1.52% 4/5/19, LOC BMO Harris Bank NA, VRDN (a)	2,400,000	2,400,000
Chester County Health & Ed. Auth. Rev. 1.55% 4/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,235,000	3,235,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.6% 4/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,600,000	2,600,000
(Willow Valley Retirement Proj.) Series 2009 B, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	8,340,000	8,340,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.51% 4/5/19, LOC RBS Citizens NA, VRDN (a)	5,045,000	5,045,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 1.52% 4/5/19, LOC PNC Bank NA, VRDN (a)(b)	300,000	300,000
Series 2004 B, 1.51% 4/1/19, LOC PNC Bank NA, VRDN (a)	200,000	200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	4,275,000	4,275,000
Philadelphia Arpt. Rev. Series 2005 C1, 1.52% 4/5/19, LOC TD Banknorth, NA, VRDN (a)(b)	3,055,000	3,055,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 1.88% 4/5/19, LOC RBS Citizens NA, VRDN (a)	1,065,000	1,065,000
(The Franklin Institute Proj.) Series 2006, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)	2,950,000	2,950,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 1.49% 4/5/19, LOC PNC Bank NA, VRDN (a)	2,400,000	2,400,000
Ridley School District Series 2009, 1.5% 4/5/19, LOC TD Banknorth, NA, VRDN (a)	1,200,000	1,200,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.56% 4/5/19, LOC RBS Citizens NA, VRDN (a)	2,700,000	2,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 1.56% 4/5/19, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
		56,760,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.6% 4/5/19, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 4/5/19, VRDN (a)(b)	800,000	800,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $63,360,000)		63,360,000

Tender Option Bond - 60.6%
California - 0.7%
Dignity Health Participating VRDN Series DBE 80 11, 1.7% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,600,000	1,600,000
Pennsylvania - 59.9%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.6% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600,000	2,600,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,165,000	1,165,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,750,000	1,750,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000,000	3,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Series Floaters XF 06 02, 1.53% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,695,000	4,695,000
Series Floaters XM 06 13, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,700,000	1,700,000
Series Putters 0047, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,605,000	4,605,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 1.54% 4/5/19 (Liquidity Facility Toronto-Dominion Bank)(a)(c)(d)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,000,000	1,000,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,400,000	3,400,000
Series Floaters ZM 05 17, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,053,500	3,053,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,405,000	6,405,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,200,000	5,200,000
Series Floaters XG 01 80, 1.5% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,600,000	5,600,000
Series Floaters ZF 06 71, 1.5% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,330,000	3,330,000
Series Floaters ZM 06 50, 1.5% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,900,000	5,900,000
Participating VRDN:
Series Floaters XF 25 53, 1.5% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,740,000	2,740,000
Series Floaters XG 01 06, 1.5% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,595,000	2,595,000
Series MS 3252, 1.53% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,500,000	2,500,000
Participating VRDN Series Floaters E 101, 1.53% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,200,000	6,200,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(f)	5,625,000	5,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.53% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,160,000	3,160,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.53%, tender 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	18,470,000	18,470,001
		133,148,501
TOTAL TENDER OPTION BOND
(Cost $134,748,501)		134,748,501

Other Municipal Security - 5.4%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.6%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	1,340,000	1,340,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.95% tender 4/4/19, CP mode	100,000	100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 1.73% tender 4/2/19, CP mode (b)	600,000	600,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.418%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	200,000	200,021
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.388%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	200,000	200,029
Pennsylvania - 4.3%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2010 A, 5% 5/15/19	500,000	501,752
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/19	630,000	634,707
Pennsylvania Gen. Oblig. Bonds:
Series 2009, 5% 7/1/19	2,720,000	2,740,376
Series 2016, 5% 9/15/19	150,000	151,961
Philadelphia Arpt. Rev. Series B2, 1.7% 4/1/19, LOC PNC Bank NA, CP (b)	2,200,000	2,200,000
Saint Mary Hosp. Auth. Health Sys. Rev. Bonds:
Series 2010 B:
5% 11/15/19	1,545,000	1,572,543
5% 11/15/19 (Escrowed to Maturity)	315,000	320,616
Series 2012 B, 5% 11/15/19	1,100,000	1,121,561
St. Mary Hosp. Auth. Bucks County Bonds Series 2019 PA, 5% 12/1/19	360,000	367,334
		9,610,850
TOTAL OTHER MUNICIPAL SECURITY
(Cost $12,050,900)		12,050,900
	Shares	Value

Investment Company - 5.1%
Fidelity Municipal Cash Central Fund, 1.50% (h)(i)
(Cost $11,318,477)	11,318,056	11,318,477
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $221,477,878)		221,477,878
NET OTHER ASSETS (LIABILITIES) - 0.4%		912,915
NET ASSETS - 100%		$222,390,793

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,150,000 or 5.0% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,625,000 or 2.5% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 7/6/18	$1,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.67%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$5,900,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$59,974
Total	$59,974

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 29, 2019